Acquisition and sale of businesses and purchase of non-controlling interests - Fair value of net assets acquired and cash consideration paid in business combination (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of business combinations and purchase of NCI [line items]
Cash	£ 0	£ 6	£ 0
Goodwill arising on acquisition	10	249	0
Step acquisitions	(7)	0	0
Consideration payable	21	739	0
Cash consideration paid	6	555	0
Contingent consideration payable	15	184	0
Capital injection in associates	17	11	2
Cash	0	(6)	0
Net cash outflow on acquisition of businesses	56	594	31
Purchase of shares of non-controlling interests	784	0	0
Total net cash outflow	840	594	31
Prior year acquisitions
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	9	22	23
Investments in associates
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	15	12	6
Fair value
Disclosure of business combinations and purchase of NCI [line items]
Brands and other intangibles	25	478	0
Inventories	0	4	0
Other working capital	(2)	2	0
Deferred tax	(5)	0	0
Cash	0	6	0
Fair value of assets and liabilities	18	490	0
Cash	0	(6)	0
Casamigos Tequila LLC
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	9	549	0
Other subsidiaries
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	£ 6	£ 6	£ 0